Note 12 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
12 Inventories

	As of December 31,
	2011	2012
	$	$
Raw materials	308,440	449,772
Finished goods	1,657,067	1,629,809
	1,965,507	2,079,581
Allowance for inventory obsolescence	(83,758)	(231,029)
	1,881,749	1,848,552
Movement in allowance for inventory obsolescence:
Balance at beginning of year	(51,725)	(83,758)
Additional provision	(39,120)	(111,575)
Translation difference	7,087	(35,696)
Balance at the end of year	(83,758)	(231,029)

The Group had $212,500 and $273,633 of inventory held at consignment locations which are included in finished goods as of December 31, 2011 and December 31, 2012, respectively.